Inventories (Policy)	3 Months Ended
Dec. 28, 2013
Inventory Disclosure [Abstract]
Inventory, Policy [Policy Text Block]
INVENTORIES
Processed products, livestock and supplies and other are valued at the lower of cost or market. Cost includes purchased raw materials, live purchase costs, growout costs (primarily feed, contract grower pay and catch and haul costs), labor and manufacturing and production overhead, which are related to the purchase and production of inventories.